Document and Entity Information	Mar. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 15, 2022
Entity Registrant Name	IMARA INC.
Entity Central Index Key	0001672619
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	IMRA
Security Exchange Name	NASDAQ
Entity File Number	001-39247
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-1523849
Entity Address, Address Line One	116 Huntington Avenue
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	206-2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false